FIRST FUNDS

Core Equity Portfolio

Capital Appreciation Portfolio

Intermediate Bond Portfolio

Tennessee Tax-Free Portfolio

Cash Reserve Portfolio

U.S. Government Money Market Portfolio

Municipal Money Market Portfolio

SUPPLEMENT DATED JULY 25, 2004
TO THE PROSPECTUS

DATED OCTOBER 28, 2003

The following information supplements and should be read in conjunction with the information provided in each Portfolio’s Statement of Additional Information (“SAI”) dated October 28, 2003.

The following table should be deleted under the section entitled “Independent Trustees” of each Portfolio’s SAI:

Name, Address & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee
John A. DeCell, age 67, 1625 Broadway, Suite 2200 Denver, Colo.	Trustee	June 1992-Present	Mr. DeCell is the owner/president of DeCell & Company (real estate consulting and management), and President of Capital Advisers, Inc. (real estate consulting and management).	7
Larry W. Papasan, age 62, 1625 Broadway, Suite 2200 Denver, Colo.	Trustee	June 1992-Present	Mr. Papasan is former Chairman and President of Smith & Nephew, Inc. (orthopedic division). Mr. Papasan is also a member of the Board of the SSR, Inc., an engineering services firm, and Plough Foundation, a non-profit trust.	7
Richard C. Rantzow, age 65, 1625 Broadway, Suite 2200 Denver, Colo.	Chairman and Trustee	June 1992 to Present	Mr. Rantzow was CFO/Director, Ron Miller Associates, Inc. (manufacturer). Mr. Rantzow was Managing Partner (until 1990) of the Memphis office of Ernst & Young.	7

The following table should replace the above table.

Name, Address & Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee
John A. DeCell, age 67, 1625 Broadway, Suite 2200 Denver, Colo.	Trustee	June 1992-Present	Mr. DeCell is the owner/president of DeCell & Company (real estate consulting and management), and President of Capital Advisers, Inc. (real estate consulting and management).	7
Ken W. Edmundson, age 43, 775 Ridge Lake Blvd. Suite 160 Memphis, Tenn.	Trustee	April 2004-Present	Mr. Edmundson is Member/President of Sparks-Edmundson Business Investment Group (investments) and CEO/Founder of Edmundson Northstar Companies (CEO/sales/management training). Mr. Edmundson was Chairman (until 2002) of the Financial Resource Management Group, a financial planning and insurance money management firm. Mr. Edmundson also was a member of Ascent Capital Partners and Ark Fund, a hedge fund, from 2002-2003.	7
Larry W. Papasan, age 62, 1625 Broadway, Suite 2200 Denver, Colo.	Trustee	June 1992-Present	Mr. Papasan is former Chairman and President of Smith & Nephew, Inc. (orthopedic division). Mr. Papasan is also a member of the Board of the SSR, Inc., an engineering services firm, and Plough Foundation, a non-profit trust.	7
Richard C. Rantzow, age 65, 1625 Broadway, Suite 2200 Denver, Colo.	Chairman and Trustee	June 1992 to Present	Mr. Rantzow was CFO/Director, Ron Miller Associates, Inc. (manufacturer). Mr. Rantzow was Managing Partner (until 1990) of the Memphis office of Ernst & Young.	7